Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2019
Commitments and Contingencies [Abstract]
Future Minimum Contractual Charter Revenue
The following table sets forth the Company’s future minimum contractual charter revenue based on vessels committed to non-cancelable time charter contracts as at December 31, 2019 (these amounts do not include any assumed off-hire):

Twelve month periods ending December 31,	Amount
2020	45,736
2021	44,234
2022	29,475
2023	5,035
Total	124,480

Office Rental Obligations
The following table sets forth the Company’s undiscounted office rental obligations as at December 31, 2019:

Twelve month periods ending December 31,	Amount
2020	127
2021	180
2022	182
2023	53
Total	542
Less: imputed interest	116
Present value of lease liabilities	426

Lease liabilities, current	108
Lease liabilities, non-current	318
Present value of lease liabilities	426